Operations in hydrocarbon consortiums - Summary of financial information of joint operation (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Assets
Non-current assets	$ 260,547	$ 900,997	$ 1,104,776	$ 1,012,562
Current assets		185,145	267,836	372,571
Liabilities
Non-current liabilities		472,367	530,356	588,381
Current liabilities		134,118	333,738	193,036
Selling expenses	(3,091)	(21,341)	(24,023)	(27,138)
General and administrative expenses	(1,466)	(24,202)	(33,918)	(42,400)
Exploration expenses	(134)	(637)	(646)	(676)
Financial results, net	(943)	(36,134)	(42,854)	(31,108)
Group And Vista Argentina [Member]
Assets
Non-current assets		14,950	11,465	8,221
Current assets		1,488	3,967	3,026
Liabilities
Non-current liabilities		483	1,353	918
Current liabilities		3,307	3,509	3,374
Cost of sales	(40,846)	(12,120)	(4,914)	(9,103)
Selling expenses	(5,304)	(46)	(4)	(106)
General and administrative expenses	(1,494)	(230)	(1,760)	(1,488)
Exploration expenses	(134)	(2)	(646)	(667)
Other operating income and expenses	51	(390)	(1,385)	(74)
Financial results, net	1,706	988	56	(961)
Total costs and expenses for the period/year	$ (46,021)	$ (11,800)	$ (8,653)	$ (12,399)